Share based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share based compensation
Stock Based Compensation Expense
For the years ended December 31,
	2022	2021	2020
Stock Option Expense	$22,552	$26,250	$34,223
Deferred Share Units	-	-	15,000
Restricted Stock Units	153,343	154,715	111,060
Employee Share Purchase Plan	39,389	106,935	8,133
Total stock based compensation expense	215,284	287,900	168,416

Stock Options Outstanding
Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.17	69,200	69,200	4.9
$0.44	21,360	21,360	3.5
$0.51	16,000	16,000	2.7
$0.52	100,000	100,000	1.5
$0.55	30,000	30,000	2.1
$0.59	150,000	150,000	0.8
$0.62	18,050	18,050	4.0
$0.68	14,750	14,750	3.7
$0.68	17,500	17,500	4.5
$0.72	24,460	24,460	4.4
	461,320	461,320	2.4

Stock Option Activity
For the years ended December 31,
	2022		2021
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	358,660	$0.56	421,000	$0.83
Granted	134,060	$0.40	62,660	$0.56
Expired	-	-	(125,000)	$(1.48)
Cancelled	(31,400)	$(0.51)
Options outstanding, end of the year	461,320	$0.51	358,660	$0.56
Options exercisable, end of the year	461,320	$0.51	358,660	$0.56
For the year ended December 31,
	2020
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	1,169,500	$1.48
Granted	46,000	$0.54
Expired	(794,500)	$(1.77)
Options outstanding, end of the year	421,000	$0.83
Options exercisable, end of the year	421,000	$0.83

Weighted Average Assumptions
For the year ended	2022	2021	2020
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	75%	108%	138%
Weighted average risk free interest rate	3.05%	0.38%	1.12%
Weighted average fair market value per share at grant date	$0.40	$0.56	$0.54

Deferred Stock Unit Activity
	For the years ended December 31,
Opening balance	2022	2021	2020
Opening balance	37,354	37,354	-
Granted	-	-	37,354
Closing balance	37,354	37,354	37,354

Restricted Stock Unit Activity
For the years ended December 31,
	2022		2021
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	696,666	$0.61	1,200,000	$0.79
Granted	-	-	-	-
Common shares issued	(212,304)	$(0.58)	(208,370)	$(0.55)
Payroll withholdings settled in cash	(136,028)	$(0.58)	(139,964)	$(0.55)
Forfeited	-	-	(155,000)	$(0.79)
RSUs outstanding, end of the year	348,334	$0.21	696,666	$0.61
	For the year ended December 31,
	2020
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	-	-
Granted	1,200,000	$0.45
RSUs outstanding, end of the year	1,200,000	$0.79

Employee Stock Purchase Plan
	For the years ended December 31,
	2022		2021
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	105,221	$49,738	127,790	$69,260
Matched by the Company	83,412	39,389	102,641	55,733
Bonus match by the Company	-	-	74,119	48,030
Total Common Shares issued	188,633	89,127	304,550	173,023
For the year ended December 31,
	2020
	# of shares	$ amount
Purchased by employees	16,686	$7,592
Matched by the Company	14,213	6,467
Total Common Shares issued	30,899	14,059